CONTINGENCIES	12 Months Ended
Dec. 29, 2012
CONTINGENCIES
CONTINGENCIES

NOTE 8. CONTINGENCIES

Legal Proceedings

We are involved in various lawsuits, claims, inquiries, and other regulatory and compliance matters, most of which are routine to the nature of our business. We have accrued liabilities for matters where it is probable that a loss will be incurred and the amount of loss can be reasonably estimated. Because of the uncertainties associated with claims resolution and litigation, future expense to resolve these matters could be higher than the liabilities accrued by us; however, we are unable to reasonably estimate a range of potential expense. If information becomes available that allows us to reasonably estimate the range of potential expense in an amount higher or lower than what we have accrued, we will adjust our accrued liabilities accordingly. Additional lawsuits, claims, inquiries, and other regulatory and compliance matters could arise in the future. The range of expense for resolving any future matters will be assessed as they arise; until then, a range of potential expense for such resolution cannot be determined. Based upon current information, we believe that the impact of the resolution of these other matters would not be, individually or in the aggregate, material to our financial position, results of operations or cash flows.

Environmental Matters

As of December 29, 2012, we have been designated by the U.S. Environmental Protection Agency ("EPA") and/or other responsible state agencies as a potentially responsible party ("PRP") at fourteen waste disposal or waste recycling sites, which are the subject of separate investigations or proceedings concerning alleged soil and/or groundwater contamination and for which no settlement of our liability has been agreed. We are participating with other PRPs at such sites, and anticipate that our share of cleanup costs will be determined pursuant to remedial agreements entered into in the normal course of negotiations with the EPA or other governmental authorities.

        We have accrued liabilities for sites where it is probable that a loss will be incurred and the cost or amount of loss can be reasonably estimated. These estimates could change as a result of changes in planned remedial actions, remediation technologies, site conditions, the estimated time to complete remediation, environmental laws and regulations, and other factors. Because of the uncertainties associated with environmental assessment and remediation activities, future expense to remediate these sites could be higher than the liabilities accrued by us; however, we are unable to reasonably estimate a range of potential expense. If information becomes available that allows us to reasonably estimate the range of potential expense in an amount higher or lower than what we have accrued, we will adjust our environmental liabilities accordingly. In addition, we could identify additional sites for cleanup in the future. The range of expense for remediation of any future-identified sites will be addressed as they arise; until then, a range of expense for such remediation cannot be determined.

        The activity in 2012 and 2011 related to environmental liabilities was as follows:

(In millions)	2012	2011

Balance at beginning of year	$40.6	$46.3
(Reversals) charges, net	(3.1)	.4
Payments	(5.0)	(6.1)

Balance at end of year	$32.5	$40.6

        As of December 29, 2012, approximately $10 million of the balance was classified as short-term.

Guarantees

We participate in receivable financing programs with several financial institutions whereby advances may be requested from these financial institutions. The collection of the related receivables is guaranteed by us. At December 29, 2012, the outstanding amount guaranteed, including those for discontinued operations, was approximately $18 million.

        As of December 29, 2012, Avery Dennison Corporation guaranteed approximately $375 million in lines of credit with various financial institutions, and up to approximately $9 million of certain of our subsidiaries' obligations to their suppliers, including those that are part of discontinued operations.

        Unused letters of credit (primarily standby) with various financial institutions, including those for discontinued operations, were approximately $94 million at December 29, 2012.